UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

TAX FREE RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2017

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.7%
California - 14.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.790%	10/1/25	$300,000	$300,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.780%	5/15/35	3,375,000	3,375,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.750%	3/1/47	900,000	900,000	(a)(b)
Health Facility, Dignity Health, LOC-Bank of Montreal	0.720%	3/1/47	625,000	625,000	(a)(b)
Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	0.760%	7/1/35	400,000	400,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.770%	8/1/20	200,000	200,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.920%	8/1/41	3,005,000	3,005,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.870%	10/1/37	345,000	345,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.840%	6/1/40	100,000	100,000	(a)(b)
Zerep Management Corp. Project, LOC-Comerica Bank	0.920%	10/1/36	2,105,000	2,105,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.920%	10/1/44	600,000	600,000	(a)(b)(c)
California Statewide CDA Revenue:
Kaiser Permanente	0.760%	4/1/45	600,000	600,000	(a)(b)
Kaiser Permanente	0.760%	4/1/46	600,000	600,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.780%	6/1/27	100,000	100,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	0.830%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, LIQ-FHLMC	0.820%	12/1/42	1,000,000	1,000,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.820%	4/1/25	7,800,000	7,800,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.730%	8/1/37	5,750,000	5,750,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.750%	6/1/32	2,300,000	2,300,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.720%	7/1/35	2,135,000	2,135,000	(a)(b)
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.770%	1/1/21	300,000	300,000	(a)(b)
Los Angeles County, CA, GO, TRAN	3.000%	6/30/17	7,250,000	7,263,331
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	0.800%	4/1/32	1,100,000	1,100,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refinancing Project, LOC-Union Bank N.A.	0.790%	11/1/23	1,000,000	1,000,000	(a)(b)
Metropolitan Water District of Southern California Revenue, Special	0.720%	7/1/35	200,000	200,000	(a)(b)
Riverside County, CA, GO, TRAN	3.000%	6/30/17	2,000,000	2,003,389
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.770%	11/1/34	200,000	200,000	(a)(b)
San Bernardino County, CA, GO, TRAN	2.000%	6/30/17	5,250,000	5,255,593

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.720%	5/1/26	$2,550,000	$2,550,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.830%	12/1/34	1,300,000	1,300,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.780%	4/1/39	700,000	700,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	0.750%	4/1/36	3,100,000	3,100,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.760%	4/1/36	5,700,000	5,700,000	(a)(b)
University of California, CA, Revenue	0.740%	5/15/48	1,650,000	1,650,000	(a)(b)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC, LOC-FHLMC	0.780%	9/1/28	1,345,000	1,345,000	(a)(b)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	0.880%	8/1/18	295,000	295,000	(a)(b)

Total California				68,802,313

Colorado - 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.780%	7/1/27	414,000	414,000	(a)(b)

Connecticut - 2.1%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.750%	12/1/39	2,715,000	2,715,000	(a)(b)
Connecticut State HEFA Revenue, Trinity College, LOC-JPMorgan Chase	0.790%	7/1/34	2,555,000	2,555,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.780%	5/15/34	3,570,000	3,570,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.780%	11/15/34	1,500,000	1,500,000	(a)(b)

Total Connecticut				10,340,000

District of Columbia - 0.3%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.820%	10/1/39	1,710,000	1,710,000	(a)(b)(c)

Florida - 7.1%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.760%	11/15/26	1,750,000	1,750,000	(a)(b)
Hospital Adventist Health System	0.750%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.770%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.810%	8/1/18	12,200,000	12,200,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.740%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Northern Trust Co.	0.760%	12/16/20	9,100,000	9,100,000	(a)(b)
NATL, LOC-Wells Fargo Bank N.A.	0.760%	1/15/27	800,000	800,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Palm Beach County, FL, Revenue, Pine Crest Preparatory School Inc., LOC-TD Bank N.A.	0.750%	6/1/38	$2,100,000	$2,100,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB	0.780%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				34,790,000

Georgia - 4.6%
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.910%	4/1/32	3,240,000	3,240,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.790%	12/1/27	2,500,000	2,500,000	(a)(b)(c)
Fulton County, GA, GO, TAN	2.000%	12/29/17	5,000,000	5,032,923
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.830%	11/1/20	2,995,000	2,995,000	(a)(b)(c)
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	0.800%	1/1/48	8,600,000	8,600,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.810%	5/1/32	100,000	100,000	(a)(b)

Total Georgia				22,467,923

Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System	1.230%	7/1/39	3,325,000	3,325,000	(a)(b)
Queens Health System	1.230%	7/1/39	2,360,000	2,360,000	(a)(b)

Total Hawaii				5,685,000

Idaho - 1.0%
Idaho State, GO, TAN	2.000%	6/30/17	5,000,000	5,004,405

Illinois - 5.3%
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.830%	10/1/34	2,130,000	2,130,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.770%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Illinois College, LOC-U.S. Bank N.A.	0.770%	10/1/30	5,545,000	5,545,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.800%	8/1/35	2,000,000	2,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.800%	8/15/42	1,855,000	1,855,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.760%	11/15/37	2,500,000	2,500,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.770%	8/1/44	7,100,000	7,100,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.800%	7/1/29	1,200,000	1,200,000	(a)(b)(c)

Total Illinois				26,330,000

Indiana - 1.6%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.830%	7/1/31	1,595,000	1,595,000	(a)(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.790%	4/15/39	4,555,000	4,555,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.780%	5/1/34	1,940,000	1,940,000	(a)(b)

Total Indiana				8,090,000

Iowa - 0.8%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.810%	2/15/39	2,830,000	2,830,000	(a)(b)
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.910%	6/1/32	1,200,000	1,200,000	(a)(b)(c)

Total Iowa				4,030,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 0.4%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.720%	6/1/29	$395,000	$395,000	(a)(b)
Berea College Project	0.720%	6/1/32	100,000	100,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.830%	5/1/27	1,250,000	1,250,000	(a)(b)(c)

Total Kentucky				1,745,000

Maryland - 1.5%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.780%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.770%	9/1/43	3,100,000	3,100,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.790%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.750%	7/1/36	795,000	795,000	(a)(b)

Total Maryland				7,495,000

Massachusetts - 4.9%
Massachusetts School Building Authority	0.880%	6/7/17	8,500,000	8,500,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.780%	9/1/31	2,430,000	2,430,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	0.780%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.760%	7/1/46	900,000	900,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.830%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	0.750%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.780%	7/1/27	2,300,000	2,300,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.750%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.790%	8/1/37	3,765,000	3,765,000	(a)(b)

Total Massachusetts				23,995,000

Michigan - 1.1%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.860%	1/1/26	5,500,000	5,500,000	(a)(b)

Minnesota - 0.2%
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.810%	1/1/46	1,000,000	1,000,000	(a)(b)(c)

Mississippi - 1.0%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron USA Inc.	0.780%	11/1/35	4,000,000	4,000,000	(a)(b)
Chevron USA Inc.	0.780%	11/1/35	1,000,000	1,000,000	(a)(b)

Total Mississippi				5,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 2.2%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMorgan Chase	0.810%	3/1/24	$1,125,000	$1,125,000	(a)(b)
Missouri State HEFA Revenue:
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.820%	2/1/33	540,000	540,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.760%	10/1/35	375,000	375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	0.820%	9/1/26	1,595,000	1,595,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	0.830%	12/1/29	3,780,000	3,780,000	(a)(b)(c)
St. Louis, MO, General Funding Revenue, TRAN	2.000%	6/1/17	3,500,000	3,500,000

Total Missouri				10,915,000

New Hampshire - 1.3%
Cheshire County, NH, GO, TAN	2.000%	12/29/17	6,500,000	6,537,914

New Jersey - 1.3%
Edgewater, NJ, GO, BAN	2.000%	7/21/17	5,000,000	5,007,135
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.760%	7/1/36	750,000	750,000	(a)(b)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.760%	7/1/36	800,000	800,000	(a)(b)

Total New Jersey				6,557,135

New York - 31.1%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.810%	10/1/35	500,000	500,000	(a)(b)
Bedford, NY, CSD, GO, BAN	2.000%	7/14/17	4,000,000	4,004,592
Connetquot, NY, CSD of Islip, GO, TAN	2.000%	6/27/17	4,000,000	4,003,031
Harborfields, NY, CSD, GO, TAN	1.500%	6/23/17	4,000,000	4,001,365
Lancaster, NY, Industrial Development Agency, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.850%	12/1/20	700,000	700,000	(a)(b)(c)
Mayfield, NY, CSD, GO, BAN	1.500%	8/17/17	1,500,000	1,501,408
MTA, NY, Revenue:
BAN	3.000%	8/1/17	4,000,000	4,014,756
LOC-Bank of Montreal	0.830%	11/1/35	4,100,000	4,100,000	(a)(b)
LOC-Royal Bank of Canada	0.790%	11/1/35	1,435,000	1,435,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.790%	11/15/50	3,750,000	3,750,000	(a)(b)
Nassau County, NY, GO, TAN	3.000%	9/15/17	4,500,000	4,520,670
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-Sumitomo Mitsui Banking	0.790%	11/15/21	5,800,000	5,800,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.740%	8/1/29	4,780,000	4,780,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.820%	3/1/34	5,000,000	5,000,000	(a)(b)
LOC-Mizuho Corporate Bank	0.820%	4/1/42	5,820,000	5,820,000	(a)(b)
SPA-JPMorgan Chase	0.800%	8/1/38	4,200,000	4,200,000	(a)(b)
Subordinated, LOC-TD Bank N.A.	0.790%	4/1/36	300,000	300,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, HDC Revenue, Related-West 89th Street Development, LIQ-FNMA, LOC-FNMA	0.770%	11/15/29	$200,000	$200,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	0.760%	5/1/20	3,850,000	3,850,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, LOC-Citibank N.A.	0.810%	6/1/40	2,970,000	2,970,000	(a)(b)(c)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.780%	2/15/26	2,945,000	2,945,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.740%	7/1/25	5,570,000	5,570,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.820%	6/15/48	6,000,000	6,000,000	(a)(b)
Second General Resolution, SPA-Bank of America N.A.	0.790%	6/15/48	5,000,000	5,000,000	(a)(b)
Second General Resolution, SPA-Royal Bank of Canada	0.790%	6/15/48	1,440,000	1,440,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.800%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.790%	11/1/22	7,505,000	7,505,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.790%	11/1/22	2,700,000	2,700,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art	0.760%	10/1/36	1,250,000	1,250,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.760%	7/1/32	1,300,000	1,300,000	(a)(b)
New York State Dormitory Authority Revenue:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.800%	7/1/25	100,000	100,000	(a)(b)
Cornell University, SPA-Bank of New York Mellon	0.760%	7/1/33	400,000	400,000	(a)(b)
Metropolitan Museum of Art	0.780%	7/1/23	1,200,000	1,200,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.780%	7/1/33	2,000,000	2,000,000	(a)(b)
State Supported Debt, Cornell University, SPA-Bank of New York Mellon	0.760%	7/1/33	900,000	900,000	(a)(b)
New York State Housing Finance Agency Revenue:
10 Liberty, LIQ-FHLMC, LOC-FHLMC	0.800%	5/1/35	1,200,000	1,200,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.760%	11/1/41	1,000,000	1,000,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.800%	11/1/41	8,700,000	8,700,000	(a)(b)(c)
625 West 57th Street, LOC-Bank of New York Mellon	0.760%	5/1/49	1,100,000	1,100,000	(a)(b)
625 West 57th Street, LOC-Bank of New York Mellon	0.760%	5/1/49	620,000	620,000	(a)(b)
750 6th Avenue, LIQ-FNMA, LOC-FNMA	0.770%	5/15/31	1,000,000	1,000,000	(a)(b)(c)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.810%	11/1/46	2,000,000	2,000,000	(a)(b)
New York State LGAC Revenue:
Senior Lien, SPA-JPMorgan Chase	0.780%	4/1/21	240,000	240,000	(a)(b)
Subordinated Lien, SPA-JPMorgan Chase	0.750%	4/1/20	400,000	400,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.780%	3/15/33	$3,600,000	$3,600,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.770%	11/1/36	2,650,000	2,650,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.780%	12/1/29	3,600,000	3,600,000	(a)(b)
Port Washington, NY, Union Free School District, GO, BAN	2.000%	8/9/17	4,000,000	4,007,367
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.770%	1/1/32	2,100,000	2,100,000	(a)(b)
LOC-Helaba	0.830%	11/1/32	13,305,000	13,305,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.750%	11/1/24	1,200,000	1,200,000	(a)(b)

Total New York				152,983,189

North Carolina - 1.2%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.750%	6/1/33	3,250,000	3,250,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.740%	7/1/36	400,000	400,000	(a)(b)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.780%	6/1/37	2,205,000	2,205,000	(a)(b)

Total North Carolina				5,855,000

North Dakota - 0.4%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.770%	7/1/39	1,900,000	1,900,000	(a)(b)

Ohio - 0.2%
Ohio State, GO, Common Schools	0.750%	6/15/26	795,000	795,000	(a)(b)

Oregon - 0.2%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.780%	8/1/34	700,000	700,000	(a)(b)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.750%	6/1/40	300,000	300,000	(a)(b)

Total Oregon				1,000,000

Pennsylvania - 3.5%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.770%	5/1/31	3,000,000	3,000,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.770%	3/1/24	1,500,000	1,500,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.770%	11/1/26	4,910,000	4,910,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.780%	1/1/34	4,370,000	4,370,000	(a)(b)
Philadelphia, PA, Authority For IDR, Gift of Life Donor Programme Project, LOC-TD Bank N.A.	0.750%	12/1/34	1,100,000	1,100,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.790%	11/1/29	2,190,000	2,190,000	(a)(b)

Total Pennsylvania				17,070,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 1.2%
Cumberland, RI, GO, TAN	2.000%	6/15/17	$6,000,000	$6,002,322

South Carolina - 0.6%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.780%	9/1/19	2,750,000	2,750,000	(a)(b)

South Dakota - 0.5%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.780%	1/1/44	2,420,000	2,420,000	(a)(b)

Texas - 3.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.800%	12/1/24	3,800,000	3,800,000	(a)(b)
Methodist Hospital	0.800%	12/1/27	4,875,000	4,875,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.800%	12/1/41	2,500,000	2,500,000	(a)(b)
Texas State, GO, SPA -Sumitomo Mitsui Banking	0.780%	12/1/47	3,000,000	3,000,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.730%	7/1/38	1,685,000	1,685,000	(a)(b)

Total Texas				15,860,000

Utah - 2.0%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc.	0.780%	5/15/36	6,800,000	6,800,000	(a)(b)
IHC Health Services Inc.	0.780%	5/15/36	3,000,000	3,000,000	(a)(b)

Total Utah				9,800,000

Vermont - 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.780%	10/1/38	200,000	200,000	(a)(b)

Virginia - 1.4%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.780%	12/1/33	2,960,000	2,960,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA-Bank of America N.A.	0.760%	1/1/30	3,705,000	3,705,000	(a)(b)

Total Virginia				6,665,000

Washington - 2.2%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.840%	11/1/23	795,000	795,000	(a)(b)(c)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	0.970%	10/1/22	960,000	960,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	0.970%	10/1/22	1,405,000	1,405,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.760%	10/1/29	1,400,000	1,400,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.760%	10/1/29	1,230,000	1,230,000	(a)(b)

Panorama Project, LOC-Wells Fargo Bank N.A.	0.760%	4/1/43	1,215,000	1,215,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.780%	5/1/28	3,945,000	3,945,000	(a)(b)

Total Washington				10,950,000

TOTAL INVESTMENTS - 99.7% (Cost - $490,659,201#)				490,659,201
Other Assets in Excess of Liabilities - 0.3%				1,244,307

TOTAL NET ASSETS - 100.0%				$491,903,508

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

(a)	Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2017

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$490,659,201	—	$490,659,201

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 21, 2017